SCHEDULE OF OPERATING LEASE COST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Lease
Operating lease cost	$ 93,764	$ 85,630	$ 109,784
Cash paid for operating leases	$ 2,262	$ 85,630	$ 81,989